EQUITY INVESTMENTS - Long Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Equity And Cost Method Investments [Line Items]
Total	$ 60,166	$ 41,133
Suqian Runhe Emerging Industry Investment Center (limited partnership) [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	29.97%
Long-term investment, at cost, less impairment	$ 9,754
Share of undistributed profits	(163)
Disposal	0
Advance to investee company	0
Total	$ 9,591
Beijing IPE Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	22.02%
Equity Method Investments [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 41,203	30,144
Share of undistributed profits	18,963	12,384
Disposal	0	(1,395)
Advance to investee company	0	0
Total	$ 60,166	$ 41,133
Equity Method Investments [Member] | China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	11,811	7,919
Disposal	0	0
Advance to investee company	0	0
Total	$ 11,811	$ 7,919
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 820	$ 749
Share of undistributed profits	6,677	5,263
Disposal	0	0
Advance to investee company	0	0
Total	$ 7,497	$ 6,012
Equity Method Investments [Member] | Beijing IPE Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)		22.02%
Long-term investment, at cost, less impairment		$ 1,395
Share of undistributed profits		0
Disposal		(1,395)
Advance to investee company		0
Total		$ 0
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 464	$ 424
Share of undistributed profits	(464)	(424)
Disposal	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 219	$ 211
Share of undistributed profits	(111)	(105)
Disposal	0	0
Advance to investee company	0	0
Total	$ 108	$ 106
Equity Method Investments [Member] | Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 23,874	$ 21,816
Share of undistributed profits	5,741	4,069
Disposal	0	0
Advance to investee company	0	0
Total	$ 29,615	$ 25,885
Equity Method Investments [Member] | Beijing AIRmaker Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 155	$ 141
Share of undistributed profits	(18)	(15)
Disposal	0	0
Advance to investee company	0	0
Total	$ 137	$ 126
Equity Method Investments [Member] | Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	46.00%	46.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	0	0
Disposal	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Ningbo Hollysys Intelligent Technologies Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 4,369	$ 3,993
Share of undistributed profits	(4,369)	(3,993)
Disposal	0	0
Advance to investee company
Total	$ 0	$ 0
Equity Method Investments [Member] | Hunan LingXiang Maglev Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	17.67%	19.00%
Long-term investment, at cost, less impairment	$ 1,548	$ 1,415
Share of undistributed profits	(141)	(330)
Disposal	0	0
Advance to investee company	0	0
Total	$ 1,407	$ 1,085